General	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 - General

A.	Description of Business

IR-Med, Inc. (OTC QB: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007. IR-Med, Inc. was previously named International Display Advertising, Inc. and changed its name to IR-Med, Inc. in January 2021.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med, Ltd. are located in Rosh Pina, Israel. The Parent Company and IR. Med Ltd. (Hereinafter: the “Subsidiary”) are at times collectively referred to as the “Company”.

On April 9, 2024, the Company’s first device, the PressureSafe, decision support device received a U.S. Food and Drug Administration (FDA) listing certification. PressureSafe is classified as a Class I device. Following the listing certification of the PressureSafe device, the Company has started the preparations for the commercial launch of its first device, the PressureSafe. The Company is developing its technology through its Subsidiary and is utilizing Infra-Red-light spectroscopy (IR) combined with an Artificial Intelligence (AI) technology platform to develop non-invasive devices for various medical indications, by detecting and measuring various biomarkers and molecules in the blood and in human tissue in real-time. The initial product candidates which are currently in various stages of development are non-invasive, user friendly and designed to address the medical needs of large and growing target patient groups by offering earlier and more accurate information for detection, which is expected to reduce healthcare expenses and reduce the widespread reliance on antibiotics administration, and other interventional options optimizing the delivery of targeted medical services.

On January 25, 2024, the Israel Innovation Authority (the “IIA”) approved the Company’s proposed program to develop a device for the early detection of diabetic foot ulcers among diabetic patients, with a project budget of NIS 3,761,978 (approximately $1,030,000), which includes an amount equal to 50% grant of the total budget provided at the time of the grant, disbursed in installments over the course of 13 months, in accordance with the project’s progress. In consideration for the grant by the IIA, the subsidiary is required to pay royalties at the rate of 3%-5% from the total sales until the repayment date of the full amount of the grant, plus annual interest at the Secured Overnight Financing Rate (SOFR) rate. In addition, the IIA must approve any arrangement whereby the Company seeks to transfer the technology relating to the project, or its development, from Israel.

B.	Going Concern

The Company has started the preparations of the commercial launch of its first device, the PressureSafe, but does not expect to generate significant revenue until such time as the Company shall have completed the design and development of its initial products candidates and initiates marketing activities for its commercial product. During the three months ended March 31, 2024, the Company incurred losses of $657 thousand and had a negative cash flow from operating activities of $358 thousand. The accumulated deficit as of March 31, 2024 is $15,496 thousand.

Management’s plans regarding these matters include continued development and marketing of the Company’s products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, there is no assurance that the Company will be successful in raising the needed capital from revenues or financing on commercially acceptable terms. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans regarding these matters include continued development and marketing of its products, as well as seeking additional financing arrangements. As a result of the Company’s financial condition substantial doubt exists that the Company will be able to continue as a going concern for one year from the issuance date of this first quarter of 2024 Report.

Following the brutal attacks on Israel, the mobilization of army reserves and the Israeli Government declaring a state of war (the “Iron Swords War”) in October 2023, there has been a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the shekel. At this time, the Company has assessed, on the basis of the information it has as of the date of the approval of these financial statements, that the current events and the escalation in security in Israel, may have a material effect on the business plans of the Company in the short term. As a result of the movement and work restrictions in Israel, the Company has begun operating on a limited scale. These restrictions and the shortage in manpower may cause delays in the Company’s research and development activities and in its marketing efforts. In addition, the situation has brought further difficulties in management’s efforts to seek additional financing arrangements. Since this is an event that is not under the control of the Company and matters such as the fighting continuing or stopping may affect the Company’s assessments, as of the reporting date the Company is unable to assess the extent of the effect of the Iron Swords War on its business.

Note 1 - General

A.	Description of Business

IR-Med, Inc. (OTC QB: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007. IR-Med, Inc. was previously named International Display Advertising, Inc. and changed its name to IR-Med, Inc. in January 2021.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med, Ltd. are located in Rosh Pina, Israel. The Parent Company and the Subsidiary are at times collectively referred to as the “Company”.

The Company is a development stage medical device company developing its technology through its Subsidiary and is utilizing Infra-Red-light spectroscopy (IR) combined with Artificial Intelligence (AI) technology platform to develop non-invasive devices for various medical indications, by detecting and measuring various biomarkers and molecules in the blood and in human tissue in real-time. The initial product candidates which are currently in various stages of development are non-invasive, user friendly and designed to address the medical needs of large and growing target patient groups by offering earlier and more accurate information for detection, which is expected to reduce healthcare expenses and reducing the widespread reliance on antibiotics administration, and other interventional options optimizing the delivery of the targeted medical services and, as a result, improving the efficacy and safety of administered treatments.

B.	Going Concern

The Company is in its development stage and does not expect to generate significant revenue until such time as the Company shall have completed the design and development of its initial product candidate and obtained the requisite approvals to market the product. During the year ended December 31, 2023, the Company has incurred losses of US$4,909 thousand and had a negative cash flow from operating activities of US$ 3,232 thousand. The accumulated deficit as of December 31, 2023, is US$ 14,839 thousand.

Management’s plans regarding these matters include continued development and marketing of the Company’s products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, there is no assurance that the Company will be successful in raising the needed capital from revenues or financing on commercially acceptable terms. The Company will require additional liquidity to continue its operations over the next 12 months.

Following the brutal attacks on Israel, the mobilization of army reserves and the Israeli Government declaring a state of war (the “Iron Swords War”) in October 2023, there has been a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the shekel.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 1 - General (Cont’d)

B.	Going Concern (cont’d)

At this time, the Company has assessed, on the basis of the information it has as of the date of the approval of these financial statements, that the current events and the escalation in security in Israel, may have a material effect on the business plans of the Company in the short term. As a result of the movement and work restrictions in Israel, the Company has begun operating on a limited scale. These restrictions and the shortage in manpower may cause delays in the Company’s research and development activities and in its marketing efforts. In addition, the situation has brought further difficulties in management’s efforts to seek additional financing arrangements. Since this is an event that is not under the control of the Company, and matters such as the fighting continuing or stopping may affect the Company’s assessments, as at the reporting date the Company is unable to assess the extent of the effect of the Iron Swords War on its business

On June 12, 2023, the Company entered into a subscription agreement with one investor pursuant to which the Company issued 1,000,000 shares of its common stock at a per share price of $1.00 and warrants to purchase up to an additional 1,000,000 shares of common stock at a per share exercise price of $1.40. The warrants expire on the third anniversary from the date of the issuance of the warrants to the holder. The Company is entitled to accelerate the warrant exercise period for all or a part of the then outstanding warrants by written notice to the holder if the publicly traded price of the Company’s common stock equals or exceeds $2.50 per share (which amount may be adjusted for certain capital events, such as stock splits, as described herein) and the corresponding average daily trading volume during such period shall equal or exceed 75,000 shares, in each case for the preceding forty (40) consecutive trading days. The Company received aggregate proceeds of $1,000,000 from this financing.

As a result of the Company’s financial condition substantial doubt exists that the Company will be able to continue as a going concern for one year from the issuance date of this 2023 Annual Report. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company is unable to continue as a going concern.